Other non-current liabilities - Narrative (Details) - USD ($) $ in Thousands			1 Months Ended	12 Months Ended
	Sep. 30, 2024	Aug. 01, 2022	Feb. 28, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Oct. 31, 2023	Oct. 24, 2019
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Deferred tax liabilities				$ 173	$ 264	$ 258
License and services agreement upfront payment										$ 18,000
Recognized revenues					8,619
Interest expenses on upfront payment					$ 810
Trade payable term					30 days
Strategic Partner, Amendment Contract
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Other revenue					$ 296	2,983
Strategic Partner, Second Amendment Contract
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Recognized revenues						707
Strategic Partner, Second Amendment Contract, 5G Chipset China | 5G Broadband Platform Licence
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Recognized revenues				2,500	18,750	20,000
Strategic Partner, Second Amendment Contract, 5G Chipset China | Development services
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Recognized revenues		$ 60,000
Current contract liabilities					2,500
Second Strategic Partner, Fourth Amendment Contract, | Development services
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
License and services agreement upfront payment									$ 3,150
Recognized revenues				0	420
Current contract liabilities				2,730	2,730
Qualcomm Technologies, Inc | 5G Broadband Platform Licence
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Recognized revenues	$ 20,000			12,139
Current contract liabilities				7,861
Qualcomm Technologies, Inc | All Patents Licence
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Recognized revenues	$ 960			30
Net remaining contract liability					930
Current contract liabilities					121
Non-current contract liabilities					809
Development services | Strategic Partner
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Recognized revenues								$ 4,500
Net remaining contract liability					245
Other revenue				314	571	1,083
Current contract liabilities						862
Development services | Strategic Partner, Amendment Contract
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Recognized revenues			$ 3,000				$ 5,000
Net remaining contract liability				271
Investments revenue			$ 2,000
Development services | Strategic Partner, Second Amendment Contract
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Recognized revenues						4,500
Net remaining contract liability					8	2,544
Other revenue					$ 2,536
Current contract liabilities						2,141
Non-current contract liabilities						$ 404
5G New Product Development
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Trade payable term					27 months	27 months
Licenses
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Recognized revenues				1,500
Licenses | Strategic Partner, Second Amendment Contract
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Recognized revenues						$ 800
Other revenue				$ 8		$ 1,507